SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Shares issued for conversion of convertible debt

Between January 2023 and February 2023, the Company issued an aggregate of 518,209,044 shares of its common stock at a contractual conversion price of $0.001, as a result of the conversion of principal of $136,000 and accrued interest of $3,756 underlying certain outstanding convertible notes converted during such period. The Company reclassified $73,231 from put premium liabilities to additional paid in capital following conversions.

NOTE 13 – SUBSEQUENT EVENTS

Exercise of warrants

On August 2, 2022, the Company received gross proceeds of $50,000 from the exercise of 1,250 Series B Warrants and issued 1,250 shares of common stock.

Additionally, the Company issued an aggregate of 158,399,208 shares of common stock from the alternate cashless exercise of 792 Series A warrants. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $389,235 and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants

Shares issued for conversion of convertible debt

From July 1, 2022 through September 14, 2022, the Company issued an aggregate of 264,492,661 shares of its common stock at an average contractual conversion price of $0.001 as a result of the conversion of principal of $327,200, and accrued interest of $22,330 underlying certain outstanding convertible notes converted during such period. The Company reclassified $133,646 in put premiums to additional paid in capital following these conversions.

Shares issued under the Equity Line

On July 13, 2022, the Company issued 14,336,712 shares of its common stock at an average price per share of approximately $0.002, as a result of delivering one draw down notice to the Investor (see Note 8). Consequently, the Company received gross aggregate proceeds of $24,711 from such draw down notice.

Issuance of convertible notes

1800 Diagonal Lending, LLC Securities Purchase Agreement

On June 30, 2022, the Company entered into a securities purchase agreement with 1800 Diagonal Lending LLC (“1800 Diagonal”), which closed on July 11, 2022, pursuant to which 1800 Diagonal purchased a convertible promissory note (the “July 11, 2022 1800 Diagonal Note”) from the Company in the aggregate principal amount of $105,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days of the July 11, 2022 1800 Diagonal Note. The July 11, 2022 1800 Diagonal Note contains debt issue cost of $3,750. The Company intends to use the net proceeds from the July 11, 2022 1800 Diagonal Note for general working capital purposes. The maturity date of the July 11, 2022 1800 Diagonal Note is June 30, 2023. The 1800 Diagonal Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to 1800 Diagonal in shares of the Company’s common stock; but shall not be payable until the July 11, 2022 1800 Diagonal Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

The conversion price for the above note shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treats this convertible note as stock settled debt under ASC 480.

The above note contains certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

GS Capital Partners, LLC Securities Purchase Agreement dated August 12, 2022

On August 12, 2022, the Company entered into a securities purchase agreement (the “GS Capital Purchase Agreement”) with GS Capital Partners, LLC (“GS Capital”), pursuant to which GS Capital purchased a convertible redeemable note (the “GS Capital Note”) from the Company in the aggregate principal amount of $93,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GS Capital. The transaction contemplated by the GS Capital Purchase Agreement closed on August 16, 2022. The GS Capital Note contains a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $3,000. The Company intends to use the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is April 12, 2023. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock at a price for each share of Common Stock (“Conversion Price”) of $0.0028 per share (the “Fixed Price”). However, in the event the Company’s common stock trades below $0.002 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $0.0013 per share. In the event of default, the Conversion Price shall be equal to 65% of the lowest trading price of the common stock as reported on the OTC Markets on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. GS Capital is restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GS Capital, exceeds 4.99% of the outstanding shares of the Company’s common stock.

During the first 60 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note issued to GS Capital, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 130% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

Upon the occurrence and during the continuation of certain events of default, interest shall accrue at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under the GS Capital Note, the penalty shall be $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. In an event of breach of section 8m as defined in the GS Capital note agreement, such GS Capital note shall incur penalty and will increase the outstanding principal amounts by 20%.

GS Capital Partners, LLC Securities Purchase Agreement dated September 21, 2022

On September 21, 2022, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $71,500, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of GS Capital. The transaction contemplated by the GS Capital Purchase Agreement closed on September 26, 2022. The GS Capital Note contains a $4,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company intends to use the net proceeds ($67,500) from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note is March 21, 2023. The GS Capital Note shall bear interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock, but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock (the “Common Stock”) at a price for each share of Common Stock (“Conversion Price”) of $0.002 per share (the “Fixed Price”). However, in the event the Company’s Common Stock trades below $0.0014 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $0.0009 per share. In the event of default, the Conversion Price shall be equal to 65% of the lowest trading price of the Common Stock as reported on the OTC Markets on which the Company’s shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. GS Capital is restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GS Capital, exceeds 4.99% of the outstanding shares of the Company’s Common Stock.

During the first 60 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note issued to GS Capital, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 125% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

Upon the occurrence and during the continuation of certain events of default, interest shall accrue at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company fails to deliver to GS Capital shares of Common Stock issuable upon conversion of principal or interest under the GS Capital Note, the penalty shall be $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. In an event of breach of section 8m as defined in the GS Capital note agreement, such GS Capital note shall incur penalty and will increase the outstanding principal amounts by 20%.

ONE44 Capital LLC Securities Purchase Agreement

On August 15, 2022, the Company entered into a securities purchase agreement (the “ONE44 Purchase Agreement”) with ONE44 Capital LLC, (“ONE44 Capital”), pursuant to which ONE44 Capital purchased a convertible redeemable note (the “ONE44 Note”) from the Company in the aggregate principal amount of $110,000, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of ONE44 Capital. The transaction contemplated by the ONE44 Purchase Agreement closed on August 16, 2022. The One44 Note contains an original issue discount amount of $10,000. Pursuant to the terms of the ONE44 Purchase Agreement, the Company will pay ONE44 Capital’s legal fees of $5,500. The Company intends to use the net proceeds from the ONE44 Note for general working capital purposes.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021

The maturity date of the One44 Note is August 15, 2023. The ONE44 Note shall bear interest at a rate of 10% per annum, which interest may be paid by the Company to ONE44 Capital in shares of common stock, but shall not be payable until the ONE44 Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment, as described below. The ONE44 Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by ONE44 surrendering the same. ONE44 Capital has the option to convert all or any amount of the principal face amount of the ONE44 Note at any time after the 6th monthly anniversary of the ONE44 Note. The “Conversion Price” shall mean 65% multiplied by the lowest closing bid price of the Company’s common stock as reported on the OTC Markets on which the Company’s shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. Notwithstanding the foregoing, ONE44 shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by ONE44 and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock. The Company treats this convertible note as stock settled debt under ASC 480.

During the first 60 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note issued to GS Capital, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 120% to 135% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

Upon the occurrence and during the continuation of certain events of default, the ONE44 Note will accrue an interest rate of 24%. In the event that the Company fails to deliver to ONE44 Capital shares of common stock issuable upon conversion of principal or interest under the ONE44 Capital Note, the penalty shall be $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. In an event of breach of section 8m as defined in the ONE44 note agreement, such ONE44 note shall incur penalty and will increase the outstanding principal amounts by 20%.

Research Agreement

On July 27, 2022, the Company entered into a two-year research agreement with the University of Jaén (the “University”) to provide certain research and experiment services to the Company. In exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution,

- 8,000 Euros ($8,091 USD) in September 2022,

- 7,000 Euros ($7,080 USD) in December 2022,

- 10,000 Euros ($10,114 USD) in March 2023, and

- 10,000 Euros ($10,114 USD) in July 2023.

The commencement date for the experiments is on September 1, 2022, and the estimated length of time for completion is 24 months.

Consulting Agreement

On July 1, 2022, the Company and a consultant agreed to extend the term of a consulting agreement from July 1, 2022 to June 30, 2023 to provide media related services for a monthly fee of $50,000. In addition, the Company shall pay a stock fee equal to 9.9% of the outstanding common stock of the Company during the term of the agreement. The Company shall bring up the consultant’s diluted holdings back up to 9.9% and accrue the value of the common stock at each reporting period until June 30, 2023. All service fees are non-refundable.